GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2.	GOING CONCERN

At September 30, 2023, the Company had not yet achieved profitable operations. The Company had a net loss of $7,318,418 for the nine months ended September 30, 2023. The Company expects to incur further losses in the development of its business. The Company had a working capital deficit as of September 30, 2023 of $46,611,246. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on its ability to generate future profitable operations or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management’s plan to address the Company’s ability to continue as a going concern includes: (1) obtaining debt or equity funding from private placement, institutional, or public sources; (2) obtaining loans from financial institutions, where possible, (3) participating in joint venture transactions with third parties, (4) entering into farmout or other participation arrangements with respect to the Orogrande Project or any other prospects acquired by the Company, or (5) acquiring drilling prospects and selling such prospects for a profit, through stock or cash transactions. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful.

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and therefore, the financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classifications of liabilities that may result from the outcome of this uncertainty.

2.	GOING CONCERN

At December 31, 2022, the Company had not yet achieved profitable operations. The Company had a net loss of $910,538 for the period from December 15, 2022 through December 31, 2022. The Company expects to incur further losses in the development of its business. The Company had a working capital deficit as of December 31, 2022 of $29,077,591. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management’s plan to address the Company’s ability to continue as a going concern includes: (1) obtaining debt or equity funding from private placement, institutional, or public sources; (2) obtain loans from financial institutions, where possible, or (3) participating in joint venture transactions with third parties. Although management believes that it will be able to obtain the necessary funding to allow the Company to remain a going concern through the methods discussed above, there can be no assurances that such methods will prove successful.

These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and therefore, the financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classifications of liabilities that may result from the outcome of this uncertainty.